Principal Accounting Policies (Narrative - Goodwill, Revenue Recognition, Cost of Revenues, Leases, Share-based compensation) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Revenue Recognition
Interest revenue			¥ 50,867
Interest cost			34,499
Liabilities recorded related to membership points and cash rewards	¥ 1,395		2,142		$ 203
Interest Receivable, Current	11,984		42,234		$ 1,743
Interest Payable, Current			177,971
Service Revenue	117,537
Revenue, Packaged Tour	241,181		497,918
Cost of Revenues
Losses of committed tour reservations			11,009	¥ 45,494
Advertising Expenses
Advertising expense	222,073		302,987	1,270,598
Leases
Deferred rent ,current liabilities	5,412		10,332
Deferred rent ,non-current liabilities	5,304		9,548
Share-based Compensation	¥ 68,738	$ 9,998	98,675	¥ 92,419
Stock Issued During Period, Shares, Treasury Stock Reissued | shares	564,663	564,663
Self Operator Package [Member]
Revenue Recognition
Revenue, Packaged Tour	¥ 509,737
The Affiliated Entities [Member]
Revenue Recognition
Interest Receivable, Current			31,337
Interest Receivable, Noncurrent			¥ 170,505